Managers AMG FQ Global Alternatives Fund (Prospectus Summary) | Managers AMG FQ Global Alternatives Fund
Managers AMG FQ Global Alternatives Fund
INVESTMENT OBJECTIVE
The Managers AMG FQ Global Alternatives Fund's (the "Fund") investment objective is to achieve total return.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ Global Alternatives Fund		Investor Class	Service Class	Institutional Class
Management Fee		1.70%	1.70%	1.70%
Distribution and Service (12b-1) Fees		0.25%	none	none
Interest Expense		0.01%	0.01%	0.01%
Other Expenses		0.62%	0.58%	0.43%
Acquired Fund Fees and Expenses		0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	[1]	2.74%	2.45%	2.30%
Fee Waiver and Expense Reimbursements	[2]	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	2.10%	1.81%	1.66%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.49% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class shares would be 1.94%, 1.74% and 1.49%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through March 1, 2014.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG FQ Global Alternatives Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	213	726	1,333	2,974
Service Class	184	638	1,187	2,686
Institutional Class	169	592	1,110	2,533

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks its investment objective from investments in the global equity, fixed income and currency markets, independent of market direction. The Fund seeks to generate returns through risk-controlled exposure to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets through a wide range of derivative instruments and direct investments. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments (permitted by applicable law) of issuers organized, located, or doing a substantial amount of business outside of the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund's investment process involves an analysis of returns based on the (i) relative returns derived from global asset class performance (for example, how global stocks performed relative to global bonds and cash); (ii) relative returns within the equity asset class based on country (for example, how U.S. equities performed relative to other global equities); (iii) relative returns within the fixed-income asset class based on country (for example, how U.S. bonds performed relative to other global bonds); and (iv) risks associated with currencies (collectively, the "First
Quadrant Analysis").

The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts. The Fund may also invest directly in global equity securities (including exchange-traded funds ("ETFs") and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities.

There are no limits on the amount of Fund assets that may be allocated to any one of the equity, bond, and currency asset classes; however, under normal circumstances, it is expected that no more than 50% of the Fund's exposure to such classes will be in currency forward contracts. Typically, the Fund expects to diversify its exposure among at least ten different countries, including the
United States. In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting bond investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.
The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund's investments in certain derivative instruments may be limited by tax considerations.

The Fund may enter into short sales of securities (including ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The
Fund may gain exposure to the instruments mentioned below directly, by investing in securities, or indirectly through the use of derivatives and ETFs.

Asset Allocation Risk -the Fund's investments may not be allocated in the best performing asset classes.

Credit and Counterparty Risk -the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk -fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk -the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Exchange-Traded Fund Risk -because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Foreign Investment Risk -securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk -there is no guarantee that hedging strategies, if any, will be successful.

Inflation Risk -the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk -fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk -borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk -particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk -market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Non-Diversified Fund Risk -the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the
Fund at greater risk.

Political Risk -changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk -many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk -investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Short Sales Risk -the sale of a security that is borrowed may subject the Fund to potentially unlimited losses.

Tax Risk -although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

U.S. Government Securities Risk -obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Investor Class)

Best Quarter: 4.80% (3rd Quarter 2008) Worst Quarter: -6.08% (4th Quarter 2010)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers AMG FQ Global Alternatives Fund	Label	1 Year	5 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Class	Investor Class Return Before Taxes	(5.99%)	(0.49%)	(0.11%)	Mar. 30, 2006
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	(5.95%)	(0.99%)	(0.66%)	Mar. 30, 2006
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	(3.87%)	(0.67%)	(0.38%)	Mar. 30, 2006
Service Class	Service Class Return Before Taxes	(5.62%)		(4.63%)	Jan. 01, 2010
Institutional Class	Institutional Class Return Before Taxes	(5.51%)		(4.52%)	Jan. 01, 2010
Citigroup 1-Month T-Bill Index	Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)	0.06%	1.22%	1.70%	Mar. 30, 2006	0.09%	Jan. 01, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
Class shares only, and after-tax returns for Service Class and Institutional
Class shares will vary.